OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS
16.	OTHER PAYABLES AND ACCRUALS
Components of other payables and accruals were as follows (RMB in millions):

	2020	2021
Accrued operating expenses	4,527	4,922
Deposits received from travel suppliers and packaged tours users	945	986
Current lease liabilities	409	363
Payable related to acquisition and investments	346	377
Accruals for property and equipment	126	94
Others	770	559

Total	7,123	7,301